Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

June 30, 2020

SFR-QTLY-0820
1.924296.108

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.5%
	Principal Amount	Value
Aerospace - 1.5%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(b)(c)	$573,563	$545,601
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.43% 6/19/26 (a)(b)(c)	124,063	98,126
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4283% 5/30/25 (a)(b)(c)	1,530,080	1,370,386
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 12/9/25 (a)(b)(c)	373,125	334,745
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 8/22/24 (a)(b)(c)	1,217,085	1,097,409
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/25 (a)(b)(c)	495,127	426,116
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	235,000	173,900

TOTAL AEROSPACE		4,046,283

Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	375,000	367,268
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	490,559	417,588
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	263,741	224,510
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/12/24 (a)(b)(c)	305,000	298,138
Mileage Plus Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6/25/27 (b)(c)(d)	930,000	922,634
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	621,875	496,984

TOTAL AIR TRANSPORTATION		2,727,122

Automotive & Auto Parts - 0.5%
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	362,813	346,032
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/27/20 (a)(b)(c)	794,509	578,998
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (a)(b)(c)	845,000	135,200
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.44% 4/18/25 (a)(b)(c)	284,171	278,488

TOTAL AUTOMOTIVE & AUTO PARTS		1,338,718

Banks & Thrifts - 0.9%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8064% 9/30/24 (a)(b)(c)	886,050	846,178
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 2/27/26 (a)(b)(c)	647,061	628,186
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	250,000	242,500
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (a)(b)(c)	242,689	234,498
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (a)(b)(c)	335,566	324,871

TOTAL BANKS & THRIFTS		2,276,233

Broadcasting - 2.4%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 8/15/25 (a)(b)(c)	169,575	165,760
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 8/15/25 (a)(b)(c)	759,104	735,063
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (a)(b)(c)	248,125	230,756
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 8/24/26 (a)(b)(c)	1,707,100	1,384,885
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 11/17/24 (a)(b)(c)	421,032	392,263
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 5/1/26 (a)(b)(c)	308,450	283,518
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (a)(b)(c)	777,490	732,395
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9226% 9/19/26 (a)(b)(c)	835,625	793,100
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/30/25 (a)(b)(c)	385,000	380,669
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.69% 9/30/26 (a)(b)(c)	476,400	452,580
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	716,904	691,368
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (a)(b)(c)	248,230	228,993

TOTAL BROADCASTING		6,471,350

Building Materials - 1.2%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 10/1/26 (a)(b)(c)	621,875	598,294
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.31% 1/4/27 (a)(b)(c)	347,342	333,448
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/28/27 (a)(b)(c)	658,350	625,024
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	620,521	514,257
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5% 5/21/26 (a)(b)(c)(e)	1,128,892	1,100,670

TOTAL BUILDING MATERIALS		3,171,693

Cable/Satellite TV - 3.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 2/1/27 (a)(b)(c)	2,484,280	2,385,232
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/31/28 (a)(b)(c)	1,340,000	1,270,494
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6848% 4/15/27 (a)(b)(c)	1,246,875	1,180,304
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 1/15/26 (a)(b)(c)	493,750	466,154
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1848% 10/22/26 (a)(b)(c)	745,000	737,550
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 7/17/25 (a)(b)(c)	937,262	884,541
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6848% 1/31/28 (a)(b)(c)	500,000	476,375
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,264,459	1,201,767

TOTAL CABLE/SATELLITE TV		8,602,417

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 10/1/25 (a)(b)(c)	217,365	206,497
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4619% 11/15/26 (a)(b)(c)	135,000	113,569
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9619% 11/15/25 (a)(b)(c)	433,400	392,769
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 9/20/26 (a)(b)(c)	528,048	504,286
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6/30/27 (b)(c)(d)	305,000	298,900

TOTAL CAPITAL GOODS		1,516,021

Chemicals - 1.8%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 1/31/26 (a)(b)(c)	369,396	351,233
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (a)(b)(c)	257,400	250,322
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 3/1/26 (a)(b)(c)	541,130	514,750
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(b)(c)	531,786	487,914
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	250,000	243,333
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 10/1/25 (a)(b)(c)	1,694,015	1,585,310
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/3/25 (a)(b)(c)	397,161	373,828
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9819% 9/22/24 (a)(b)(c)	658,919	631,099
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (a)(b)(c)	137,095	132,769
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (a)(b)(c)	235,020	227,603

TOTAL CHEMICALS		4,798,161

Consumer Products - 1.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 6/11/26 (a)(b)(c)	207,294	200,211
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1418% 6/11/26 (a)(b)(c)(f)	40,963	39,563
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	585,000	588,411
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 1/29/27 (a)(b)(c)	124,688	119,856
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3.1938% 6/15/25 (a)(b)(c)	367,498	182,371
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 12/12/26 (a)(b)(c)	1,492,500	1,420,367
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	768,615	752,766

TOTAL CONSUMER PRODUCTS		3,303,545

Containers - 2.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1814% 11/7/25 (a)(b)(c)	872,679	824,682
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 10/1/22 (a)(b)(c)	495,797	482,048
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 7/1/26 (a)(b)(c)	532,407	507,783
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (a)(b)(c)	242,500	217,139
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 12/21/26 (a)(b)(c)	249,375	239,400
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 5/16/24 (a)(b)(c)	166,324	158,756
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (a)(b)(c)	388,236	370,711
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	233,375	227,030
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	123,422	116,016
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 7/31/26 (a)(b)(c)	248,750	239,317
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	204,469	198,335
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/30/27 (a)(b)(c)	693,263	666,891
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 2/5/23 (a)(b)(c)	1,663,590	1,585,235

TOTAL CONTAINERS		5,833,343

Diversified Financial Services - 3.3%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	817,424	776,046
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 2/13/27 (a)(b)(c)	452,725	432,031
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	277,628	257,708
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (a)(b)(c)	373,125	261,188
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	592,596	493,550
CDS Canada 4 LP term loan 1 month U.S. LIBOR + 4.000% 5% 6/5/21 (a)(b)(c)(e)	118,648	118,648
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (a)(b)(c)	737,932	616,786
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 7/3/24 (a)(b)(c)	442,905	422,974
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (a)(b)(c)	843,164	807,684
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	248,106	211,200
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (a)(b)(c)	306,293	294,807
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	260,524	211,892
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6782% 2/11/25 (a)(b)(c)(e)	731,250	707,484
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/11/27 (a)(b)(c)	1,148,589	1,117,003
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/11/27 (a)(b)(c)	1,144,424	1,106,281
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/16/26 (a)(b)(c)	843,256	805,048
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	217,738	207,576

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,847,906

Diversified Media - 0.1%
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6736% 1/30/27 (a)(b)(c)	250,000	243,750
Energy - 3.8%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	497,777	486,577
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 11/3/25 (a)(b)(c)	491,040	316,721
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	643,101	459,817
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.19% 5/21/25 (a)(b)(c)	509,600	341,116
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.43% 11/18/24 (a)(b)(c)	365,625	351,457
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(b)(c)	1,592,000	71,640
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(b)(c)	1,398,000	477,068
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/29/27 (a)(b)(c)	360,000	353,700
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (a)(b)(c)(g)	500,000	286,785
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	307,675	291,651
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	1,125,276	1,074,639
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 3/31/25 (a)(b)(c)	381,243	352,650
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	94,010	85,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	385,637	361,214
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (a)(b)(c)	750,000	572,498
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (b)(c)(g)	745,000	1,863
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4295% 7/18/25 (a)(b)(c)	1,075,289	718,089
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	632,831	405,012
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/11/27 (a)(b)(c)	680,000	664,414
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 5/22/26 (a)(b)(c)	489,403	433,122
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9336% 10/15/26 (a)(b)(c)	149,625	140,648
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	43,927	39,183
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (a)(b)(c)	852,025	817,944
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	177,238	171,921
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 1/23/27 (a)(b)(c)	249,375	239,400
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	599,303	572,335

TOTAL ENERGY		10,087,014

Entertainment/Film - 0.8%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (a)(b)(c)	1,141,957	1,081,056
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (a)(b)(c)	493,750	357,045
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5% 7/8/22 (a)(b)(c)	1,018,152	454,350
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 7/8/23 (a)(b)(c)	215,000	35,475
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2713% 1/23/25 (a)(b)(c)	324,780	285,807

TOTAL ENTERTAINMENT/FILM		2,213,733

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 7/10/26 (a)(b)(c)	247,500	236,672
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 2/8/26 (a)(b)(c)	246,875	222,805

TOTAL ENVIRONMENTAL		459,477

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (a)(b)(c)	611,920	581,324
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	643,500	639,079
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (a)(b)(c)	2,072,385	2,051,661
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/30/27 (a)(b)(c)	665,000	623,856
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (a)(b)(c)	222,882	213,688
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	1,373,866	1,309,184
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	346,824	240,003
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	19,985	19,485
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	1,042,181	1,019,711

TOTAL FOOD & DRUG RETAIL		6,697,991

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9348% 10/1/26 (a)(b)(c)	80,000	76,066
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6848% 10/1/25 (a)(b)(c)	236,400	228,767
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	276,304	268,706
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	979,235	939,459
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	307,913	288,412
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9282% 6/20/25 (a)(b)(c)	247,500	240,075
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	555,938	544,819
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	598,078	585,620
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	297,750	276,598
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 6/27/23 (a)(b)(c)	707,969	663,849

TOTAL FOOD/BEVERAGE/TOBACCO		4,112,371

Gaming - 5.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	461,387	392,179
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	568,113	494,446
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	155,000	153,450
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.859% 10/19/24 (a)(b)(c)	74,897	70,965
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 9/15/23 (a)(b)(c)	455,938	427,583
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/19/25 (b)(c)(d)	1,980,000	1,857,497
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 12/22/24 (a)(b)(c)	3,122,012	2,767,851
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	420,252	381,274
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	535,940	531,588
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	1,212,708	1,092,444
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	2,133,689	1,685,614
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	287,809	234,996
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 5/29/26 (a)(b)(c)	320,568	304,540
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	399,440	371,367
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	1,218,750	1,215,703
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4764% 8/14/24 (a)(b)(c)	453,839	400,286
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 7/10/25 (a)(b)(c)	740,009	734,799
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	993,478	901,581
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	435,000	445,875

TOTAL GAMING		14,464,038

Healthcare - 5.2%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	693,263	681,997
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1783% 6/22/24 (a)(b)(c)	738,225	692,086
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (a)(b)(c)	420,000	407,925
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	1,750,000	1,665,423
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/13/25 (a)(b)(c)	977,613	956,310
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/18/26 (a)(b)(c)	307,626	300,271
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.6125% 8/31/26 (a)(b)(c)	226,344	204,275
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.6125% 8/30/27 (a)(b)(c)	180,000	155,475
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5038% 8/31/26 (a)(b)(c)(f)	56,716	51,186
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	230,000	218,213
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4288% 6/30/25 (a)(b)(c)	859,639	802,155
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (b)(c)(d)	36,454	35,361
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (b)(c)(d)	448,546	435,089
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/16/25 (a)(b)(c)	564,602	527,829
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	99,750	99,750
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	246,190	215,327
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	640,980	564,293
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 6/13/26 (a)(b)(c)	1,205,888	1,157,483
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 11/20/26 (a)(b)(c)	249,375	229,425
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.94% 11/27/25 (a)(b)(c)	1,000,000	965,140
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.19% 6/1/25 (a)(b)(c)	638,186	619,282
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8184% 2/11/26 (a)(b)(c)	2,006,002	1,939,142
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (a)(b)(c)	731,250	698,804

TOTAL HEALTHCARE		13,622,241

Homebuilders/Real Estate - 1.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 1/30/27 (a)(b)(c)	984,046	924,511
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	180,000	189,000
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	678,660	573,895
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	38,277	32,369
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.94% 12/22/24 (a)(b)(c)	858,636	798,429

TOTAL HOMEBUILDERS/REAL ESTATE		2,518,204

Hotels - 1.0%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 2/1/26 (a)(b)(c)	539,672	466,816
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 11/30/23 (a)(b)(c)	1,149,558	1,086,332
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9345% 6/21/26 (a)(b)(c)	126,445	119,152
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 8/31/25 (a)(b)(c)	202,445	189,539
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	1,131,450	739,946
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	250,000	71,000

TOTAL HOTELS		2,672,785

Insurance - 4.5%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 2/13/27 (a)(b)(c)	1,052,676	992,147
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/10/25 (a)(b)(c)	674,005	637,400
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.44% 5/9/25 (a)(b)(c)	247,500	235,434
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4% 3/18/27 (a)(b)(c)(f)	42,614	40,430
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 3/18/27 (a)(b)(c)	332,386	315,352
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	778,481	754,885
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 11/3/23 (a)(b)(c)	3,242,866	3,132,057
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 11/3/24 (a)(b)(c)	490,000	471,934
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6783% 8/4/25 (a)(b)(c)	1,613,000	1,600,903
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.0202% 4/25/25 (a)(b)(c)	1,511,159	1,434,347
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (a)(b)(c)	870,625	854,083
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/2/26 (a)(b)(c)	124,375	120,541
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (a)(b)(c)	1,307,081	1,237,806

TOTAL INSURANCE		11,827,319

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9283% 7/31/24 (a)(b)(c)	615,441	578,515
3 month U.S. LIBOR + 4.500% 5.5% 5/13/26 (a)(b)(c)	204,488	200,398
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6848% 1/4/26 (a)(b)(c)	379,250	374,035
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 6/29/25 (b)(c)(d)	415,000	399,438
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	885,337	662,754
3 month U.S. LIBOR + 2.500% 3.572% 9/30/26 (a)(b)(c)	372,188	273,867
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	1,540,956	1,462,952
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	250,000	166,953
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	725,728	556,604
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22(a)(b)(c)	933,948	824,798
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9295% 10/18/26 (a)(b)(c)	470,559	449,299
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 5/10/26 (a)(b)(c)	121,935	106,693
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 7/6/24 (a)(b)(c)	448,980	429,059
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 12/21/25 (a)(b)(c)	370,313	297,639
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	355,042	313,030
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	13,559	11,955
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.8079% 12/30/27 (a)(b)(c)(e)	125,000	102,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	135,000	135,000

TOTAL LEISURE		7,345,489

Metals/Mining - 0.3%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	657,459	638,833
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	378,976	201,805
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	1,120,400	14,935

TOTAL METALS/MINING		855,573

Paper - 0.8%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	99,688	98,691
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (a)(b)(c)	1,132,861	1,080,058
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (a)(b)(c)	733,889	689,855
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/26/27 (b)(c)(d)	165,000	164,588

TOTAL PAPER		2,033,192

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	1,135,358	910,557
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (a)(b)(c)	243,606	215,591
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	620,704	450,097
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	110,980	97,142
3 month U.S. LIBOR + 8.500% 8.8595% 3/13/25 (a)(b)(c)	255,000	255,638
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 10/17/26 (a)(b)(c)	497,500	479,620

TOTAL PUBLISHING/PRINTING		2,408,645

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.3079% 12/30/26 (a)(b)(c)	533,663	512,604
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/19/26 (a)(b)(c)	1,243,750	1,176,588
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.572% 8/30/26 (a)(b)(c)	372,188	208,425
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.6783% 3/1/26 (a)(b)(c)	370,313	240,240
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	471,937	394,067
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9252% 8/3/26 (a)(b)(c)	1,037,176	991,156

TOTAL RESTAURANTS		3,010,476

Services - 6.7%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	575,000	595,125
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	940,000	809,443
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	2,094,336	1,825,884
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	707,393	675,560
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/11/25 (a)(b)(c)	614,325	579,001
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/15/27 (a)(b)(c)	633,413	595,015
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4519% 6/21/24 (a)(b)(c)	1,348,313	1,230,336
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.93% 2/7/26 (a)(b)(c)	261,688	237,973
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 5/7/27 (a)(b)(c)	205,000	199,363
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24(a)(b)(c)	355,875	350,537
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 11/26/26 (a)(b)(c)	373,125	352,043
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4366% 8/1/26 (a)(b)(c)	372,188	361,952
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/29/25 (a)(b)(c)	460,746	437,709
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	208,425	198,004
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	619,084	584,260
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	971,272	929,643
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	1,196,553	1,008,946
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	2,161,413	2,089,373
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 1/23/27 (a)(b)(c)	705,000	690,604
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	623,438	605,776
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	596,874	556,090
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	1,461,206	1,395,218
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	248,077	226,886
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	29,063	25,576
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	61,704	58,927
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	552,127	527,281
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	165,937	146,024
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	372,188	302,868

TOTAL SERVICES		17,595,417

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4295% 1/24/27 (a)(b)(c)	498,750	476,930
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (a)(b)(c)	681,166	544,081
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	6,171,759	5,922,657
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 2/3/24 (a)(b)(c)	1,014,560	979,770
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	18,474	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	13,349	0
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(b)(c)	701,559	673,938
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0717% 8/19/22 (a)(b)(c)	633,204	298,923
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	592,041	480,542
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 11/8/24 (a)(b)(c)	674,086	635,117
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	1,144,897	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (a)(b)(c)	678,150	581,514
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (a)(b)(c)	223,372	196,194
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	461,754	431,740

TOTAL SUPER RETAIL		10,744,476

Technology - 16.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 8/10/25 (a)(b)(c)	647,468	213,464
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 4/23/26 (a)(b)(c)	246,875	234,531
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 10/2/25 (a)(b)(c)	1,364,416	1,287,668
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7005% 9/5/25 (a)(b)(c)	491,250	454,406
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 4/19/25 (a)(b)(c)	245,614	236,403
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 10/31/26 (a)(b)(c)	465,660	450,237
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	988,032	953,036
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 4/30/25 (a)(b)(c)	982,500	937,678
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 4/4/26 (a)(b)(c)	1,324,988	1,252,113
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4283% 11/4/26 (a)(b)(c)	144,638	138,852
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/29/24 (a)(b)(c)	242,901	207,579
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 4/2/26 (a)(b)(c)	247,500	240,075
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1782% 10/16/26 (a)(b)(c)	1,346,625	1,297,810
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (a)(b)(c)	617,188	600,437
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	347,157	329,258
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	135,000	120,150
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 8/23/25 (a)(b)(c)	179,925	174,227
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	266,281	256,517
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0202% 1/31/24 (a)(b)(c)	189,887	184,190
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2601% 7/22/26 (a)(b)(c)	247,814	239,760
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.43% 6/1/22 (a)(b)(c)	411,045	401,842
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4283% 3/8/26 (a)(b)(c)	110,000	101,384
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 3/8/25 (a)(b)(c)	372,400	347,356
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	625,225	608,550
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (a)(b)(c)	250,000	236,313
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	150,000	139,437
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 10/1/25 (a)(b)(c)	2,100,837	2,049,891
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/15/24 (a)(b)(c)	808,693	777,017
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(b)(c)	426,883	413,876
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6072% 9/24/26 (a)(b)(c)	992,500	962,725
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (a)(b)(c)	662,000	661,590
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1788% 11/1/23 (a)(b)(c)	1,196,736	1,194,115
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	828,496	790,178
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	500,000	441,875
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	250,000	243,333
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	2,280,477	2,120,844
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	328,815	305,798
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9336% 9/29/24 (a)(b)(c)	1,204,950	1,170,477
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	77,955	77,409
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.18% 9/4/26 (a)(b)(c)	85,000	81,706
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 9/4/25 (a)(b)(c)	338,962	325,828
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6728% 5/1/27 (a)(b)(c)	1,115,000	1,103,850
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 5/30/26 (a)(b)(c)	372,188	352,182
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	1,055,156	1,003,717
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (a)(b)(c)	743,023	713,547
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4252% 8/1/25 (a)(b)(c)	579,906	555,260
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 3/3/23 (a)(b)(c)	567,568	546,739
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (a)(b)(c)	1,159,690	1,130,698
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	469,126	448,161
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	329,594	314,864
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 4/16/25 (a)(b)(c)	1,669,936	1,589,912
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/1/24 (a)(b)(c)	960,791	910,350
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6726% 9/28/24 (a)(b)(c)	1,312,607	1,266,666
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 7/13/23 (a)(b)(c)	507,097	481,742
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	734,033	702,506
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9282% 5/4/26 (a)(b)(c)	798,963	772,725
3 month U.S. LIBOR + 4.000% 5/3/26 (b)(c)(d)	1,555,000	1,533,868
2LN, term loan 3 month U.S. LIBOR + 6.750% 5/3/27 (b)(c)(d)	570,000	578,550
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/27/23 (a)(b)(c)	558,439	514,881
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 8/27/25 (a)(b)(c)	372,080	358,778
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 7/2/25 (a)(b)(c)	1,023,781	962,999
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4282% 7/2/26 (a)(b)(c)	750,000	735,803
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 3/1/26 (a)(b)(c)	1,291,888	1,256,903
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (a)(b)(c)	473,164	449,506
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 2/28/27 (a)(b)(c)	528,675	508,850
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (a)(b)(c)	365,905	309,555
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (a)(b)(c)	944,342	890,826
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 6/1/25 (a)(b)(c)	625,000	592,188
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 9/30/26 (a)(b)(c)	621,875	608,660

TOTAL TECHNOLOGY		44,454,221

Telecommunications - 7.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9295% 1/31/26 (a)(b)(c)	487,500	459,064
3 month U.S. LIBOR + 2.750% 2.9348% 7/15/25 (a)(b)(c)	485,000	457,821
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 5/22/24 (a)(b)(c)	250,000	245,625
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3/15/27 (b)(c)(d)	160,000	151,600
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	623,438	584,865
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.44% 12/22/23 (a)(b)(c)	483,863	469,951
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3522% 6/15/24 (a)(b)(c)	1,804,228	1,753,637
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (a)(b)(c)	980,000	718,262
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	2,535,000	2,517,585
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (a)(b)(c)	1,000,000	997,500
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,525,000	1,521,904
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (a)(b)(c)(f)	1,255,074	1,271,553
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	468,825	458,980
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/1/27 (a)(b)(c)	457,985	432,305
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	267,080	251,255
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (a)(b)(c)	1,264,293	1,204,239
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4942% 4/15/26 (a)(b)(c)	371,250	359,957
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	732,317	604,162
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	1,100,000	660,000
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 7/31/25 (a)(b)(c)	24,072	22,748
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1848% 8/14/26 (a)(b)(c)	1,231,250	1,181,335
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 4/1/27 (a)(b)(c)	1,660,000	1,656,414
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 11/22/26 (a)(b)(c)	497,500	477,187
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 2/26/21 (a)(b)(c)	250,000	245,313
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 5/28/27 (a)(b)(c)	380,000	361,950
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/9/27 (a)(b)(c)	1,975,050	1,870,214

TOTAL TELECOMMUNICATIONS		20,935,426

Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	1,677,192	1,616,042
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	365,277	355,005
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	841,213	724,949
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1783% 2/15/24 (a)(b)(c)	500,536	436,718
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	220,042	213,991
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/18/25 (b)(c)(d)	845,000	829,156
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (a)(b)(c)	474,799	460,038
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 8/13/26 (a)(b)(c)	247,500	239,147
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1825% 3/2/27 (a)(b)(c)	872,813	822,626
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9313% 12/31/25 (a)(b)(c)	1,328,455	1,280,060

TOTAL UTILITIES		6,977,732

TOTAL BANK LOAN OBLIGATIONS
(Cost $261,886,004)		239,201,896

Nonconvertible Bonds - 4.5%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	499,688
8% 12/15/25 (h)	55,000	57,804

TOTAL AEROSPACE		557,492

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	170,000	162,350
9.5% 5/1/25 (h)	170,000	180,200

TOTAL BROADCASTING		342,550

Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	408,298
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (a)(b)(h)	520,000	516,100
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	146,269

TOTAL CONTAINERS		1,070,667

Energy - 1.0%
Citgo Petroleum Corp. 7% 6/15/25 (h)	320,000	320,400
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(h)	1,335,000	1,188,346
6.875% 6/15/25 (h)	420,000	357,000
Denbury Resources, Inc.:
9% 5/15/21 (h)	150,000	58,125
9.25% 3/31/22 (h)	300,000	120,000
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	122,031
8.5% 10/30/25 (h)	260,000	266,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	290,000	58,000
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	40,000	42,700
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	119,000

TOTAL ENERGY		2,652,102

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	35,000	35,438
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	230,000
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	521,789
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	292,500

TOTAL GAMING		1,044,289

Healthcare - 0.8%
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,469,895
5.125% 5/1/25	500,000	482,605
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	235,000	240,184

TOTAL HEALTHCARE		2,192,684

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	35,000	32,900
4.25% 12/1/26 (h)	50,000	47,980

TOTAL HOMEBUILDERS/REAL ESTATE		80,880

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	265,000	270,963
Leisure - 0.3%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	35,000	36,608
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	40,000	39,650
10.875% 6/1/23 (h)	190,000	195,237
Studio City Co. Ltd. 7.25% 11/30/21 (h)	500,000	505,156

TOTAL LEISURE		776,651

Services - 0.1%
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	92,937
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	76,236
Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	150,000	151,500
6% 3/1/26 (h)	150,000	153,750
SSL Robotics LLC 9.75% 12/31/23 (h)	175,000	187,250

TOTAL TECHNOLOGY		492,500

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	942,750
SFR Group SA 7.375% 5/1/26 (h)	855,000	891,594

TOTAL TELECOMMUNICATIONS		1,834,344

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	420,810
TOTAL NONCONVERTIBLE BONDS
(Cost $12,668,685)		11,940,543
	Shares	Value

Common Stocks - 0.8%
Energy - 0.3%
Expro Holdings U.S., Inc. (e)(i)	62,178	621,780
Expro Holdings U.S., Inc. (e)(h)(i)	22,818	228,180

TOTAL ENERGY		849,960

Publishing/Printing - 0.1%
Cenveo Corp. (e)(i)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (e)	617	0
David's Bridal, Inc. rights (e)(i)	156	0

TOTAL SUPER RETAIL		0

Utilities - 0.4%
TexGen Power LLC (e)	25,327	918,357
TOTAL COMMON STOCKS
(Cost $3,709,803)		1,973,516

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.12% (j)
(Cost $18,053,217)	18,051,670	18,055,280
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $296,347,465)		271,201,350
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(6,858,537)
NET ASSETS - 100%		$264,342,813

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $682,296 and $686,233, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,216,223 or 3.9% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$187,075
Total	$187,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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